GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSE
Schedule of General and Administrative Expense

($ thousands)	2023	2022	2021
General and administrative expense excluding share-based compensation(1)	$47,778	$42,374	$38,013
Share-based compensation expense	17,886	27,580	18,794
General and administrative expense	$65,664	$69,954	$56,807
(1)	Includes non-cash lease credit of $939 in 2023 (2022 – $395, 2021 – $365).